Share Based Payments - Schedule of Share Option Plan (Details) pure in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Tiziana Life Sciences PLC Share Option Plan [Member]
Schedule of Share Option Plan [Line Items]
Weighted Average exercise price, Outstanding beginning	$ 69	$ 62	$ 59
Options, Outstanding beginning	4,516	6,621	6,724
Weighted Average exercise price, Granted
Options, Granted
Weighted Average exercise price, Forfeited/Cancelled		$ (77)	$ (44)
Options, Forfeited/Cancelled		(2,105)	(103)
Weighted Average exercise price, Exercised
Options, Exercised
Weighted Average exercise price, Outstanding ending	$ 74	$ 69	$ 62
Options, Outstanding ending	4,516	4,516	6,621
Weighted Average exercise price, Exercisable	$ 29	$ 27	$ 60
Options, Exercisable	882	885	2,829
Tiziana Life Sciences Ltd Share Option Plan [Member]
Schedule of Share Option Plan [Line Items]
Weighted Average exercise price, Outstanding beginning	$ 69	$ 73	$ 69
Options, Outstanding beginning	5,302	4,268	2,575
Weighted Average exercise price, Granted	$ 134	$ 72	$ 61
Options, Granted	620	2,260	1,753
Weighted Average exercise price, Forfeited/Cancelled	$ (67)	$ (68)	$ (57)
Options, Forfeited/Cancelled	(585)	(1,103)	(60)
Weighted Average exercise price, Exercised	$ (67)	$ (61)
Options, Exercised	(125)	(123)
Weighted Average exercise price, Outstanding ending	$ 77	$ 69	$ 73
Options, Outstanding ending	5,212	5,302	4,268
Weighted Average exercise price, Exercisable	$ 67	$ 68
Options, Exercisable	2,580	2,315